Consolidated statements of cash flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short term debt	$ 405,494	$ 443,814
Long-term debt	8,464,370	10,064,073
Bank loans	220,356	687,716
Bank loans	18,396,343	2,163,853
Proceeds from bank loan	21,065,000
Interest paid	(1,371,116)	(938,155)	$ (1,067,106)
Bank loans paid	(5,175,000)	(538,712)	(1,475,000)
Deferred Loan Fees related to acquired loans	1,535,163	826,708	1,125,862
Long - term debt
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short term debt	405,494	443,814	344,048
Long-term debt	8,464,370	10,064,073	8,404,199
Interest expense	549,669	545,977	552,046
Non-current portion of non-current secured bank loans received	10,507,887	8,748,247	10,269,176
Interest paid	(536,682)	(516,894)	(519,601)
Bank loans paid	(263,130)	(224,914)	(200,535)
Foreign currency translation	(1,387,880)	1,955,471	(1,352,839)
Non-current portion of non-current secured bank loans received	8,869,864	10,507,887	8,748,247
Bank Loans
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Interest expense	887,103	252,892	573,816
Bank loans	220,356	687,716	889,591
Bank loans	18,396,343	2,163,853	2,586,932
Non-current portion of non-current secured bank loans received	2,851,569	3,476,523	4,935,585
Proceeds from bank loan	21,065,000
Interest paid	(834,434)	(421,261)	(547,505)
Bank loans paid	(5,175,000)	(538,712)	(1,475,000)
Deferred Loan Fees related to acquired loans	(187,842)
Foreign currency translation	10,303	82,127	(10,373)
Non-current portion of non-current secured bank loans received	$ 18,616,699	$ 2,851,569	$ 3,476,523